                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10127

                     FORTRESS BROOKDALE INVESTMENT FUND LLC
               (Exact name of Registrant as specified in charter)

1345 Avenue of the Americas, 46th Floor, New York, NY                    10105
       (Address of principal executive offices)                       (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant's unaudited semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
REVIEW REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                1

FINANCIAL STATEMENTS (Unaudited):

   Statement of Assets and Liabilities at June 30, 2006                       2

   Schedule of Investments at June 30, 2006                                   3

   Statement of Operations for the Six Months Ended June 30, 2006 and
   Financial Highlights for the Six Months Ended June 30, 2006 and the
   Years Ended December 31, 2005, 2004, 2003, 2002 and 2001                   4

   Statement of Cash Flows for the Six Months Ended June 30, 2006             5

   Statements of Changes in Net Assets for the Six Months Ended June 30,
   2006 and the Year Ended December 31, 2005                                  6

   Notes to Financial Statements                                              7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members and Board of Directors of Fortress Brookdale Investment Fund, LLC

We have reviewed the accompanying statement of assets and liabilities of Fortress Brookdale Investment Fund, LLC (the "Company"), including the schedule of investments, as of June 30, 2006, and the related statements of operations, cash flows, changes in net assets, and financial highlights for the six-month period ended June 30, 2006. These interim financial statements and financial highlights are the responsibility of the Company's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights referred to above for them to be in conformity with U.S generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended December 31, 2005, and financial highlights for each of the five years in the period ended December 31, 2005, and in our report dated February 28, 2006, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights,

                                        /s/Ernst & Young

August 22, 2006
New York, New York

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
(dollar amounts in thousands)

                                                                   June 30, 2006
                                                                   -------------
ASSETS
   Investment in controlled affiliate, at fair
      value (cost $3,275)                                            $ 36,968
   Cash and cash equivalents                                              764
   Dividend receivable                                                    289
   Other assets                                                            53
                                                                     --------
                                                                       38,074
                                                                     --------
LIABILITIES
   Other liabilities                                                       40
   Due to affiliates                                                       16
   Preferred equity (mandatorily redeemable)                               53
                                                                     --------
                                                                          109
                                                                     --------
NET ASSETS, representing members' capital                            $ 37,965
                                                                     ========
NET ASSETS CONSISTS OF:
   Capital paid in                                                   $ 15,000
   Capital distributed                                                (11,324)
   Undistributed net investment income                                    596
   Accumulated net unrealized gain                                     33,693
                                                                     --------
                                                                     $ 37,965
                                                                     ========

See notes to financial statements.

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

SCHEDULE OF INVESTMENTS (Unaudited)
AS OF JUNE 30, 2006
(dollar amounts in thousands)

                                                                                Dividends,
                                                                               Interest and
Investment                             Description of Securities   Cost (b)   Realized Gains   Fair Value
----------                             -------------------------   --------   --------------   ----------
Brookdale Senior Living Inc. ("BKD")     826,292 common shares      $3,275         $785          $36,968
                                                                    ======         ====          =======

(a) The United States Federal income tax basis of Fortress Brookdale Investment Fund LLC's investment at the end of the period was approximately $1.8 million and, accordingly, unrealized appreciation for United States Federal income tax purposes was approximately $35.2 million.

See notes to financial statements.

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF OPERATIONS AND FINANCIAL HIGHLIGHTS (Unaudited)
(dollar amounts in thousands)

                                                                     Six Months
                                                                       Ended
                                                                   June 30, 2006
                                                                   -------------
Income
   Dividends                                                          $   785
   Interest                                                                11
                                                                      -------
                                                                          796
                                                                      -------
Expenses
   Audit fees                                                              24
   Directors' fees                                                          9
   Insurance expense                                                        3
   Preferred dividends                                                      3
   Operating expense                                                        6
                                                                      -------
                                                                           45
                                                                      -------
Net investment income                                                     751
Net unrealized gain on controlled affiliate investment                 12,130
                                                                      -------
Net increase in net assets resulting from operations                  $12,881
                                                                      =======

FINANCIAL HIGHLIGHTS

                                                                   Six Months           Year Ended December 31,
                                                                     Ended       -------------------------------------
                                                                 June 30, 2006    2005   2004     2003    2002    2001
                                                                 -------------   -----   ----    -----   -----   -----
Disclosure of certain ratios:
   Ratio of total expenses to average net assets                      0.3%*        0.7%   0.4%    0.2%    0.2%    0.2%
   Ratio of allocations to the Advisory Member                        0.7%         0.0%   0.0%    0.0%    0.0%    0.0%
                                                                     ----        -----   ----    ----    ----    ----
   Ratio of expenses and allocations to average net assets            1.0%*        0.7%   0.4%    0.2%    0.2%    0.2%
                                                                     ====        =====   ====    ====    ====    ====
   Ratio of net investment income (loss) to average net assets        4.7%*        1.3%  (0.3)%  (0.2)%  (0.2)%  (0.2)%
   Portfolio turnover rate                                            0.0%*        0.0%   0.0%    0.0%    0.0%    0.0%
   IRR since inception                                               25.1%        20.3%   3.9%    5.3%    6.3%    2.2%
   Total return                                                      51.4%       318.3%  (0.3)%   3.0%    7.2%    5.6%

*    Annualized

See notes to financial statements.

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF CASH FLOWS (Unaudited)
(dollar amounts in thousands)

                                                                   Six Months Ended
                                                                     June 30, 2006
                                                                   ----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                  $ 12,881
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
   Net unrealized gain on controlled affiliate investment              (12,130)
   Change in:
      Dividend receivable                                                 (289)
      Due to affiliates                                                      6
      Other liabilities                                                     (9)
                                                                      --------
Net cash provided by operating activities                                  459
                                                                      --------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Capital contributions                                                    --
   Capital distributions                                                    --
                                                                      --------
Net cash used in financing activities                                       --
                                                                      --------
NET INCREASE IN CASH AND CASH EQUIVALENTS                                  459
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                             305
                                                                      --------
CASH AND CASH EQUIVALENTS, END OF PERIOD                              $    764
                                                                      ========

See notes to financial statements.

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
(dollar amounts in thousands)

                                                                  Six Months Ended       Year Ended
                                                                    June 30, 2006    December 31, 2005
                                                                  ----------------   -----------------
Increase (decrease) in net assets resulting from operations
   Net investment income/(loss)                                        $   751            $   137
   Net unrealized gains on controlled affiliate investment              12,130             18,950
                                                                       -------            -------
Net increase (decrease) in net assets resulting from operations         12,881             19,087
Capital distributions                                                       --                 --
                                                                       -------            -------
Net increase (decrease) in net assets                                   12,881             19,087
Net assets, beginning of period                                         25,084              5,997
                                                                       -------            -------
Net assets, end of period                                              $37,965            $25,084
                                                                       =======            =======
Undistributed net investment income/(loss)                             $   596            $  (155)
                                                                       =======            =======

See notes to financial statements.

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2006

1.   ORGANIZATION

     Fortress Brookdale Investment Fund LLC (the "Company") was formed on September 6, 2000 as a Delaware limited liability company and operates as a closed-end, non-diversified management registered investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). The Company was formed primarily to invest in limited liability interests in Fortress Brookdale Acquisition LLC ("FBA"). FBA owned approximately 15.3% of the issued and outstanding common stock of Brookdale Senior Living Inc. (NYSE:
     BKD), a leading senior living company. On June 27, 2006, FBA distributed its shares of Brookdale Senior Living Inc. on a pro-rata basis to its members. The Company received 826,292 shares as a result of this distribution. The Company continues to maintain an investment in FBA although FBA no longer holds any assets.

     The members of the Company include Northwestern Mutual Life Insurance Company ("Northwestern"), Weyerhaeuser Company Master Retirement Trust ("Weyerhaeuser"), and FIG Advisors LLC ("FIG", and together with Northwestern and Weyerhaeuser, the "Members"), with FIG acting as Advisory Member. The liability of each member is limited to the amount of capital contributions required to be made by such member in accordance with the provisions of the Company's operating agreement, as amended. The operating agreement provides that, unless terminated earlier, the Company will terminate on the first anniversary of the termination of FBA.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF ACCOUNTING - The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). The Company reports its investments at fair value on the reporting date.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     RISKS AND UNCERTAINTIES - In the normal course of business, the Company may encounter market risk. Market risk reflects changes in the value of investments in securities due to changes in interest rates or other market factors, including the valuation of equity securities held by the Company.

     VALUATION OF ASSETS AND LIABILITIES - The valuation of investments is determined in accordance with the Company's valuation policies as approved by the Company's board of managers. The Company's primary underlying investment, BKD, is traded on a national securities exchange and is stated at the last reported sales price on the day of valuation.

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2006

     FEDERAL INCOME TAXES - No income taxes have been provided for in these financial statements as each Member is individually responsible for reporting income or loss based upon their respective share of the Company's income and expenses as reported for income tax purposes.

     DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded when paid. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to GAAP/tax differences in the character of income and expense recognition. No distributions were paid during the six months ended June 30, 2006.

     SECURITY TRANSACTIONS AND REVENUE RECOGNITION - The Company records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, or in the absence of a formal declaration, on the date of receipt.

     CASH AND CASH EQUIVALENTS - The Company considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Certain amounts on deposit with major financial institutions may, from time to time, exceed insured limits.

     RECENT ACCOUNTING PRONOUNCEMENTS - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

3.   ALLOCATIONS TO MEMBERS

     Net Profits, as defined, are first allocated to FIG in an amount equal to 1.5% of all Capital Contributions. Remaining Net Profits are then allocated to holders of the preferred equity interest in accordance with its terms, then to the Members other than FIG. During the period ended June 30, 2006, a $225,000 cumulative return representing the maximum amount distributable to the Manager under the terms of the Company's operating agreement became due. This amount is expected to be paid during the second half of 2006.

     Net Losses, as defined, are first allocated to the Members other than FIG and the holders of the preferred equity interest, until their capital accounts have a zero balance. Remaining Net Losses, are then allocated to the holders of the preferred equity interests until their capital accounts have a zero balance, then to the members other than FIG or the holders of the preferred equity interests.

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2006

4.   PREFERRED EQUITY INTERESTS

     The Company has issued preferred equity interests in the aggregate amount of $52,500 to 105 qualified investors. Such securities receive a 10% cumulative preferred return, payable out of the Company's Net Profits.

5.   DUE TO AFFILIATES

     Due to affiliates of $16,000 represents general and administrative expenses paid by an affiliate of the Advisory Member on behalf of the Company.

FORTRESS BROOKDALE INVESTMENT FUND LLC
Supplemental Information (Unaudited)

I. Board of Directors Information

Aggregate remuneration paid by Fortress Brookdale Investment Fund LLC, (the "Registrant") during the period January 1 to June 30, 2006 to all directors equals $7,375.

The Statement of Additional Information includes additional information about directors and is available upon request without charge by calling collect (212) 798-6100.

II. Proxy Voting

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling collect (212) 798-6100, and (ii) on the SEC's website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling collect (212) 798-6100 and (ii) on the SEC's website at http://www.sec.gov.

III. Portfolio Holdings

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following table depicts the percentage of portfolio holdings of the Registrant as of June 30, 2006, by industry based on the fair value of each investment:

Senior Living 100.0%

ITEM 2. CODE OF ETHICS.

Not required for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the unaudited financial statements.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

Not required for semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There have not been any changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter of the period to which this report relates that have materially affected, or are reasonably likely to materially affect, the Registrant's internal controls over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer Pursuant to Rule 30a-2(a) under the Act.

(b) Certification pursuant to Rule 30a-2(b) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Brookdale Investment Fund LLC


By: /s/ Jeffrey Rosenthal
    ---------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: September 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Wesley R. Edens
    ---------------------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: September 8, 2006


By: /s/ Jeffrey Rosenthal
    ---------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: September 8, 2006